Premises and equipment (Detail) (USD $) In Thousands, unless otherwise specified							12 Months Ended				12 Months Ended				12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Land [Member]	Dec. 31, 2011 Land [Member]	Dec. 31, 2012 Building [Member]	Dec. 31, 2011 Building [Member]	Dec. 31, 2012 Building [Member] Maximum Member	Dec. 31, 2012 Building [Member] Minimum Member	Dec. 31, 2012 Equipment [Member]	Dec. 31, 2011 Equipment [Member]	Dec. 31, 2012 Equipment [Member] Maximum Member	Dec. 31, 2012 Equipment [Member] Minimum Member	Dec. 31, 2012 Leaseholds and Leasehold Improvements [Member]	Dec. 31, 2011 Leaseholds and Leasehold Improvements [Member]	Dec. 31, 2012 Leaseholds and Leasehold Improvements [Member] Maximum Member	Dec. 31, 2012 Leaseholds and Leasehold Improvements [Member] Minimum Member	Dec. 31, 2012 Construction in Progress [Member]	Dec. 31, 2011 Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 888,860	$ 895,603	$ 108,851	$ 108,468	$ 496,621	$ 493,746			$ 306,925	$ 312,975			$ 85,314	$ 88,882			$ 10,766	$ 5,498
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	472,684	471,083
Property Plant And Equipment Net Excluding Construction In Progress	416,176	424,520
Premises and equipment, net	$ 535,793	$ 538,486
Property, Plant and Equipment, Useful Life							50 years 0 months 0 days	10 years 0 months 0 days			10 years 0 months 0 days	2 years 0 months 0 days			10 years 0 months 0 days	3 years 0 months 0 days